Provisions - Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Legal claims provisions
Reconciliation
Balance at the beginning of the year	$ 30,641	$ 57,881
Additions	12,012	21,902
Reversals	(8,833)	(46,993)
Interest accrual	2,048	2,499
Payments	(5,263)
Foreign exchange effect	1,104	(4,514)
Adoption of IFRIC 23	(6,047)
Other	409	(134)
Balance at the end of the year	26,071	30,641
Tax
Reconciliation
Balance at the beginning of the year	12,068
Additions	4,218
Reversals	(1,311)
Interest accrual	522
Payments	(2,723)
Foreign exchange effect	1,489
Adoption of IFRIC 23	(6,047)
Other	(468)
Balance at the end of the year	7,748	12,068
Labor
Reconciliation
Balance at the beginning of the year	12,188
Additions	6,016
Reversals	(4,546)
Interest accrual	1,454
Payments	(2,030)
Foreign exchange effect	(310)
Other	1,007
Balance at the end of the year	13,779	12,188
Civil
Reconciliation
Balance at the beginning of the year	1,371
Additions	404
Reversals	(383)
Interest accrual	91
Payments	(240)
Foreign exchange effect	(52)
Other	(130)
Balance at the end of the year	1,061	1,371
Environmental
Reconciliation
Balance at the beginning of the year	5,014
Additions	1,374
Reversals	(2,593)
Interest accrual	(19)
Payments	(270)
Foreign exchange effect	(23)
Balance at the end of the year	$ 3,483	$ 5,014